Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total - gross book value	$ 1,839.9	$ 1,830.3	$ 1,834.7
Less accumulated depreciation	(763.8)	(738.3)	(640.8)
Total - net book value	1,076.1	1,092.0	1,193.9
Land [Member]
Property, Plant and Equipment [Line Items]
Total - gross book value	120.9	120.8	124.8
Buildings and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total - gross book value	375.3	372.6	375.3
Machinery, Equipment And Office Furnishings [Member]
Property, Plant and Equipment [Line Items]
Total - gross book value	1,290.6	1,290.6	1,257.1
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total - gross book value	$ 53.1	$ 46.3	$ 77.5